Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt
Schedule of changes in obligations related to the Credit Facility

Corporate
revolver
Size of facility	$1,000.0
Balance at January 1, 2021	$—
Drawdowns	150.0
Repayment	(150.0)
Balance at December 31, 2021	$—

Balance at January 1, 2022	$—
Drawdowns	—
Repayment	—
Balance at December 31, 2022	$—